Share-Based Compensation (Details) - Two Thousand Twenty Four Equity Incentive Plan [Member] - USD ($)							6 Months Ended
	Dec. 31, 2025	Oct. 19, 2025	Oct. 17, 2025	Jan. 01, 2025	Dec. 31, 2024	Aug. 06, 2024	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation [Line Items]
Number of participants						four
Restricted shares granted						166,000
Closing market price per share (in Dollars per share)	$ 4.2		$ 3.21		$ 5.55
Unrecognized share-based compensation expenses (in Dollars)	$ 6,146,517						$ 6,146,517
Weighted average period							2 years 14 days
Restricted Stock [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses (in Dollars)							$ 469,583	$ 223,933
Director One [Member] | Restricted Stock [Member]
Share-Based Compensation [Line Items]
Vested shares				10,000
Director Two [Member] | Restricted Stock [Member]
Share-Based Compensation [Line Items]
Vested shares				10,000
Common Stock [Member]
Share-Based Compensation [Line Items]
Restricted shares granted		20,000
Vested shares		10,000
Ordinary shares granted	600,000						600,000
Common Stock [Member] | Chief Executive Officer [Member]
Share-Based Compensation [Line Items]
Ordinary shares granted	67,000						67,000